Non-financial Assets and Liabilities (Tables)	6 Months Ended
Dec. 31, 2020
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Summary of Intangible Assets
b.	Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2020
Opening net book amount	134,453	1,744	427,779	19,150	583,126
Additions	—	50	—	—	50
Exchange differences	—	(2)	—	1	(1)
Amortization charge	—	(119)	—	(1,455)	(1,574)
Closing net book amount	134,453	1,673	427,779	17,696	581,601

As of June 30, 2020
Cost	134,453	2,862	489,698	24,000	651,013
Accumulated amortization	—	(1,189)	—	(6,304)	(7,493)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,673	427,779	17,696	581,601

Six Months Ended December 31, 2020
Opening net book amount	134,453	1,673	427,779	17,696	581,601
Additions	—	500	—	—	500
Exchange differences	—	—	—	(1)	(1)
Amortization charge	—	(43)	—	(727)	(770)
Closing net book amount	134,453	2,130	427,779	16,968	581,330

As of December 31, 2020
Cost	134,453	3,419	489,698	23,998	651,568
Accumulated amortization	—	(1,289)	—	(7,030)	(8,319)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	2,130	427,779	16,968	581,330

Summary of Carrying Value of In Process Research and Development Acquired by Product

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2020	2020
Cardiovascular products(1)	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions(2)	70,730	70,730
MSC products(3)	102,698	102,698
	427,779	427,779

(1)	Includes MPC-150-IM for the treatment or prevention of chronic heart failure and MPC-25-IC for the treatment or prevention of acute myocardial infarction
(2)	Includes MPC-300-IV for the treatment of biologic-refractory rheumatoid arthritis and diabetic nephropathy
(3)	Includes remestemcel-L for the treatment of children with SR-aGVHD and remestemcel-L for the treatment of Crohn’s disease

Summary of Provisions

	As of			As of
	December 31, 2020			June 30, 2020
(in U.S. dollars, in thousands)	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration	10,933	17,163	28,096	19,699	25,467	45,166
Employee benefits	3,624	113	3,737	5,748	83	5,831
Provision for license agreements	3,750	2,165	5,915	3,750	2,013	5,763
	18,307	19,441	37,748	29,197	27,563	56,760

Summary of Deferred Tax Balances

(i) Deferred tax balances

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2020	2020
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	73,376	72,899
Other temporary differences	6,741	6,196
Total deferred tax assets	80,117	79,095

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	80,117	79,825
Total deferred tax liabilities	80,117	79,825
Net deferred tax liabilities	—	730

Deferred tax assets expected to be settled within 12 months	—	—
Deferred tax assets expected to be settled after 12 months	80,117	79,095

Deferred tax liabilities expected to be settled within 12 months	144	99
Deferred tax liabilities expected to be settled after 12 months	79,973	79,726

Schedule of Movements Related to Deferred Tax Assets and Liabilities

(ii) Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2019	(61,742)	(3,687)	76,553	11,124
Charged/(credited) to:
- profit or loss	(10,727)	(1,960)	3,272	(9,415)
- directly to equity	(430)	(549)	—	(979)
As of June 30, 2020	(72,899)	(6,196)	79,825	730
Charged/(credited) to:
- profit or loss	106	(1,054)	292	(656)
- directly to equity	(583)	509	—	(74)
As of December 31, 2020	(73,376)	(6,741)	80,117	—
(1)	Deferred tax assets are netted against deferred tax liabilities